Transfers of Receivables	12 Months Ended
Dec. 31, 2016
Transfers and Servicing [Abstract]
TRANSFERS OF RECEIVABLES
TRANSFERS OF RECEIVABLES

We securitize finance receivables and net investment in operating leases through a variety of programs using amortizing, variable funding, and revolving structures. We also sell finance receivables in structured financing transactions. Due to the similarities between securitization and structured financing, we refer to structured financings as securitization transactions. Our securitization programs are targeted to institutional investors in both public and private transactions in capital markets including the United States, Canada, several European countries, Mexico, and China.

We use special purpose entities (“SPEs”) that are considered VIEs for most of our on-balance sheet securitizations. The SPEs are established for the sole purpose of financing the securitized financial assets. The SPEs are generally financed through the issuance of notes or commercial paper into the public or private markets or directly with conduits. We may purchase subordinated notes of the VIEs in addition to the investment we make as the residual interest holder of the transaction.

We continue to recognize our financial assets related to our sales of receivables when the financial assets are sold to a consolidated VIE or a consolidated voting interest entity. We derecognize our financial assets when the financial assets are sold to a non-consolidated entity and we do not maintain control over the financial assets.

Finance Receivables Classification

Finance receivables are accounted for as held for investment (“HFI”) if management has the intent and ability to hold the receivables for the foreseeable future or until maturity or payoff. The determination of intent and ability to hold for the foreseeable future is highly judgmental and requires management to make good faith estimates based on all information available at the time of origination or purchase. If management does not have the intent and ability to hold the receivables, then the receivables are classified as held for sale (“HFS”).

Each quarter, we make a determination of whether it is probable that finance receivables originated or purchased during the quarter will be held for the foreseeable future based on historical receivables sale experience, internal forecasts and budgets, as well as other relevant, reliable information available through the date of evaluation. For purposes of this determination, we define probable to mean at least 70% likely and, consistent with our budgeting and forecasting period, we define foreseeable future to mean twelve months. We classify receivables on a receivable-by-receivable basis. Specific receivables included in off-balance sheet securitizations or whole-loan sale transactions are usually not identified until the month in which the sale occurs.

Held for Investment

Finance receivables originated or purchased during the quarter for which we determine that it is probable we will hold for the following twelve months are classified as HFI and recorded at the time of origination or purchase at fair value and are subsequently reported at amortized cost, net of any allowance for credit losses. Cash flows resulting from the origination or purchase of and from the sale of receivables that were originally classified as HFI are recorded as an investing activity since GAAP requires the statement of cash flows presentation to be based on the original classification of the receivables.

Held for Sale

Finance receivables originated or purchased during the quarter for which we determine that it is not probable we will hold for the following twelve months are classified as HFS and carried at the lower of cost or fair value. Cash flows resulting from the origination or purchase and sale of these receivables are recorded as an operating activity. Once a decision has been made to sell receivables that were originally classified as HFI, the receivables are reclassified as HFS and carried at the lower of cost or fair value. The valuation adjustment, if applicable, is recorded in Other income, net to recognize the receivables at the lower of cost or fair value. Once receivables that were classified as HFS are sold, the receivables are removed from the balance sheet and the fair value adjustment is incorporated into the book value of receivables for purposes of determining the gain or loss on sale.
NOTE 7. TRANSFERS OF RECEIVABLES (Continued)

On-Balance Sheet Securitization Transactions

We engage in securitization transactions to fund operations and to maintain liquidity. Our securitization transactions are recorded as asset-backed debt and the associated assets are not derecognized and continue to be included in our financial statements.

The finance receivables sold for legal purposes and net investment in operating leases included in securitization transactions are available only for payment of the debt issued by, and other obligations of, the securitization entities that are parties to those securitization transactions. They are not available to pay our other obligations or the claims of our other creditors. We hold the right to receive the excess cash flows not needed to pay the debt issued by, and other obligations of, the securitization entities that are parties to those securitization transactions. The debt is the obligation of our consolidated securitization entities and not the obligation of Ford Credit or our other subsidiaries.

Most of these securitization transactions utilize VIEs. See Note 8 for additional information concerning VIEs. The following tables show the assets and debt related to our securitization transactions that were included in our financial statements at December 31 (in billions):

	2015
	Cash and Cash Equivalents	Finance Receivables and Net Investment in Operating Leases (a)			Related Debt (c)
		Before Allowance for Credit Losses	Allowance for Credit Losses	After Allowance for Credit Losses
VIE (b)
Retail financing	$1.4	$20.9	$0.1	$20.8	$18.9
Wholesale financing	2.0	25.1	—	25.1	15.3
Finance receivables	3.4	46.0	0.1	45.9	34.2
Net investment in operating leases	0.5	13.3	—	13.3	8.9
Total VIE	$3.9	$59.3	$0.1	$59.2	$43.1

Non-VIE
Retail financing	$0.4	$6.7	$—	$6.7	$6.1
Wholesale financing	—	1.0	—	1.0	0.8
Finance receivables	$0.4	$7.7	$—	$7.7	$6.9
Net investment in operating leases	—	—	—	—	—
Total Non-VIE	$0.4	$7.7	$—	$7.7	$6.9

Total securitization transactions
Retail financing	$1.8	$27.6	$0.1	$27.5	$25.0
Wholesale financing	2.0	26.1	—	26.1	16.1
Finance receivables	$3.8	$53.7	$0.1	$53.6	$41.1
Net investment in operating leases	0.5	13.3	—	13.3	8.9
Total securitization transactions	$4.3	$67.0	$0.1	$66.9	$50.0
__________

(a)	Unearned interest supplements and residual support are excluded from securitization transactions.

(b)	Includes assets to be used to settle the liabilities of the consolidated VIEs.

(c)	Includes unamortized discount and debt issuance costs.

NOTE 7. TRANSFERS OF RECEIVABLES (Continued)

	2016
	Cash and Cash Equivalents	Finance Receivables and Net Investment in Operating Leases (a)			Related Debt (c)
		Before Allowance for Credit Losses	Allowance for Credit Losses	After Allowance for Credit Losses
VIE (b)
Retail financing	$1.5	$25.9	$0.2	$25.7	$22.7
Wholesale financing	1.0	25.2	—	25.2	13.6
Finance receivables	2.5	51.1	0.2	50.9	36.3
Net investment in operating leases	0.5	11.8	—	11.8	7.4
Total VIE	$3.0	$62.9	$0.2	$62.7	$43.7

Non-VIE
Retail financing	$0.4	$6.6	$—	$6.6	$6.1
Wholesale financing	—	0.8	—	0.8	0.6
Finance receivables	0.4	7.4	—	7.4	6.7
Net investment in operating leases	—	—	—	—	—
Total Non-VIE	$0.4	$7.4	$—	$7.4	$6.7

Total securitization transactions
Retail financing	$1.9	$32.5	$0.2	$32.3	$28.8
Wholesale financing	1.0	26.0	—	26.0	14.2
Finance receivables	2.9	58.5	0.2	58.3	43.0
Net investment in operating leases	0.5	11.8	—	11.8	7.4
Total securitization transactions	$3.4	$70.3	$0.2	$70.1	$50.4
__________

(a)	Unearned interest supplements and residual support are excluded from securitization transactions.

(b)	Includes assets to be used to settle the liabilities of the consolidated VIEs.

(c)	Includes unamortized discount and debt issuance costs.

Interest expense related to securitization debt for the years ended December 31 was as follows (in millions):

	2014	2015	2016
VIE	$504	$541	$671
Non-VIE	91	89	102
Total securitization transactions	$595	$630	$773

Certain of our securitization entities may enter into derivative transactions to mitigate interest rate exposure, primarily resulting from fixed-rate assets securing floating-rate debt and, in certain instances, currency exposure resulting from assets in one currency and debt in another currency. In certain instances, the counterparty enters into offsetting derivative transactions with us to mitigate its interest rate risk resulting from derivatives with our securitization entities. These related derivatives are not the obligations of our securitization entities. See Note 9 for additional information regarding the accounting for derivatives. Our exposures based on the fair value of derivative instruments with external counterparties related to securitization programs at December 31 were as follows (in millions):

	2015		2016
	Derivative Asset	Derivative Liability	Derivative Asset	Derivative Liability
Derivatives of the VIEs	$85	$19	$25	$5
Derivatives related to the VIEs	19	29	11	21
Other securitization related derivatives	12	—	21	1
Total exposures related to securitization	$116	$48	$57	$27

NOTE 7. TRANSFERS OF RECEIVABLES (Continued)

Derivative expense/(income) related to our securitization transactions for the years ended December 31 was as follows (in millions):

	2014	2015	2016
Derivatives of the VIEs	$(9)	$(32)	$23
Derivatives related to the VIEs	(16)	12	(4)
Other securitization related derivatives	21	18	10
Total derivative expense/(income) related to securitization	$(4)	$(2)	$29